                                            JOHN E. CONNOLLY, JR.
                                            ASSISTANT GENERAL COUNSEL
                                            Metropolitan Life Insurance Company
                                            501 Boylston Street
                                            Boston, MA 02116-3700

The Travelers Life Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103-3415

VIA EDGAR TRANSMISSION

May 3, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC   20549

RE:    The Travelers Insurance Company ("TIC")
       The Travelers Life and Annuity Company ("TLAC")
       Registration Statements on Form N-4
       Filings Pursuant to Rule 497(j) of The Securities Act of 1933

Commissioners:

      In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown on the attached Appendix hereby certify that:

      1. For each Registration Statement shown on the Appendix, the form of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

      2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

      You may direct any questions regarding this filing to the undersigned at
(617) 578-3031.

Very truly yours,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company

Attachment

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                                    APPENDIX
                     REGISTRANTS AND REGISTRATION STATEMENTS
                 CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE
                             SECURITIES ACT OF 1933

Travelers Fund ABD for Variable Annuities                  033-65343    811-07465   TIC    N-4
Travelers Fund ABD II for Variable Annuities               033-65339    811-07463   TLAC   N-4
Travelers Fund ABD for Variable Annuities                  333-65506    811-07465   TIC    N-4
Travelers Fund ABD II for Variable Annuities               333-65500    811-07563   TLAC   N-4
Travelers Fund BD III for Variable Annuities               333-27689    811-08225   TIC    N-4
Travelers Fund BD IV for Variable Annuities                333-27687    811-08223   TLAC   N-4
Travelers Fund ABD for Variable Annuities                  333-23311    811-07465   TIC    N-4
Travelers Fund ABD II for Variable Annuities               333-23327    811-07463   TLAC   N-4
Travelers Separate Account Seven for Variable Annuities    333-60227    811-08909   TIC    N-4
Travelers Separate Account Eight for Variable Annuities    333-60215    811-08907   TLAC   N-4
Travelers Fund BD for Variable Annuities                   033-73466    811-08242   TIC    N-4
Travelers Fund BD II for Variable Annuities                033-58131    811-07259   TLAC   N-4
TIC Separate Account Eleven for Variable Annuities         333-101778   811-21262   TIC    N-4
TLAC Separate Account Twelve for Variable Annuities        333-101814   811-21266   TLAC   N-4
TIC Separate Account Thirteen for Variable Annuities       333-101777   811-21263   TIC    N-4